Trading properties	12 Months Ended
Jun. 30, 2025
Trading properties
Trading properties

11.          Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2025 and 2024 were as follows:

	Completed properties	Properties under development (i)	Undeveloped sites	Total
As of June 30, 2023	3,080	16,797	12,130	32,007
Additions	-	1,044	224	1,268
Currency translation adjustment	-	(1,479)	-	(1,479)
Disposals	(104)	(3,886)	-	(3,990)
As of June 30, 2024	2,976	12,476	12,354	27,806
Additions	-	1,772	1,235	3,007
Currency translation adjustment	-	(662)	-	(662)
Transfers	-	163,301	-	163,301
Impairment (ii)	(301)	(18,824)	-	(19,125)
Disposals	(514)	(13,394)	(4)	(13,912)
As of June 30, 2025	2,161	144,669	13,585	160,415

	06.30.2025	06.30.2024
Non-current	124,720	27,233
Current	35,695	573
Total	160,415	27,806

(i) Includes Zetol and Vista al Muelle plots of land, with the former being mortgaged to secure Group's borrowings. The net book value amounted to ARS 11,471 and ARS 11,512 as of June 30, 2025 and 2024, respectively.

(ii) IRSA makes a quarterly comparison between the cost and the net realizable value of its trading properties. As of the end of the current fiscal year, the value of these assets recorded at their inflation-adjusted cost is ARS 57,107, while the net realizable value amounts to ARS 37,982, resulting in an impairment loss of ARS 19,125. The impairment charge has been recognized under "Other operating results, net" in the statement of income and other comprehensive income (Note 28).